Acquisitions (Details) - Schedule of estimated fair values of the assets acquired and liabilities - StoneRiver [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Current assets	$ 6,337
Goodwill	58,120
Intangible assets	29,946
Other long-term assets	4,254
Total assets acquired	98,657
Current liabilities	4,800
Deferred revenues	5,742
Deferred tax liabilities	6,962
Other long-term liabilities	5,877
Total liabilities acquired	23,381
Net assets acquired	$ 75,276